Intangibles	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangibles	INTANGIBLES

As at	March 31, 2020					March 31, 2019
	Customer relationships	Software	Tradenames	Non- compete agreements	Total	Customer relationships	Software	Tradenames	Non- compete agreements	Total
	$	$	$	$	$	$	$	$	$	$
Cost	55,823	1,355	12,604	316	70,098	28,348	1,256	—	—	29,604
Additions, purchased	—	49	—	—	49	425	1	—	—	426
Additions through business acquisitions	16,077	2,909	—	6,964	25,950	26,701	—	12,398	311	39,410
Additions, internally generated	—	—	—	—	—	—	98	—	—	98
Foreign currency translation adjustment	1,822	64	732	250	2,868	349	—	206	5	560
Subtotal	73,722	4,377	13,336	7,530	98,965	55,823	1,355	12,604	316	70,098
Accumulated amortization	21,837	644	—	66	22,547	14,203	252	—	—	14,455
Amortization	10,133	598	—	547	11,278	7,634	392	—	66	8,092
Impairment	—	—	13,336	—	13,336	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—
Subtotal	31,970	1,242	13,336	613	47,161	21,837	644	—	66	22,547
Net carrying amount	41,752	3,135	—	6,917	51,804	33,986	711	12,604	250	47,551
7. INTANGIBLES (CONT’D)An impairment loss of $13,336,000 was recognized as at March 31, 2020 for the tradenames related to the EPM and the ERP US operations, both stemming from the Edgewater Transaction (note 3). The recoverable amount of the asset is its value-in-use, as determined by management. The continued development and promotion of the Alithya tradename, and its resulting increased recognition and value, has reduced the use, relative importance and value, of the Company’s past acquisitions’ historical tradenames. The tradenames will nevertheless continue to be registered and protected, where appropriate, for competitive considerations. For the year ended March 31, 2019, no impairment was recognized.